Equity_Retained Earnings (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Retained Earnings Accumulated Deficit Abstract [Abstract]
Legal reserves	[1]	₩ 334,873		₩ 275,860
Voluntary reserves		982,000		982,000
Unappropriated retained earnings		13,727,331		10,971,368
Total		15,044,204	$ 14,093,988	₩ 12,229,228
Retained Earnings Restricted For Dividend At Subsidiaries Level Pursuant To Law And Regulations	[2]	₩ 3,148,332

[1]	With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its net income after tax as reported in the separate statement of comprehensive income each time it pays dividends on its net profits earned until its legal reserve reaches at least the aggregate amount of its share capital in accordance with Article 53 of the Financial Holding Company Act. The reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.
[2]	Retained earnings restricted for dividend at subsidiaries level pursuant to law and regulations amounts to ￦3,148,332 million as of December 31, 2017.